Supplementary Information - Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales of natural gas, propane, NGLs and condensate									$ 2,178.5	[1]	$ 1,975.1	[2]	$ 1,429.3	[3]
Transportation, processing and other									172.2	[1]	130.3	[2]	104.9	[3]
(Losses) gains from commodity derivative activity, net									7.7	[1]	3.0	[2]	(56.3)	[3]
Total operating revenues	555.3	593.6	575.6	633.9	578.4	447.1	438.1	644.8	2,358.4	[1]	2,108.4	[2]	1,477.9	[3]
Purchases of natural gas, propane and NGLs									1,933.0	[1]	1,783.1	[2]	1,248.3	[3]
Operating and maintenance expense									125.7	[1]	98.3	[2]	84.2	[3]
Depreciation and amortization expense									100.6	[1]	88.1	[2]	76.9	[3]
General and administrative expense									48.3	[1]	45.8	[2]	43.1	[3]
Step acquisition - equity interest re-measurement gain											(9.1)	[2]
Other, net									(0.5)	[1]	(5.0)	[2]	0.5
Other income - affiliates											(3.0)
Total operating costs and expenses									2,207.1	[1]	2,001.2	[2]	1,453.0	[3]
Operating (loss) income	13.5	70.2	60.3	7.3	19.4	19.6	22.8	45.4	151.3	[1]	107.2	[2]	24.9	[3]
Interest expense, net									(33.9)	[1]	(29.1)	[2]	(28.0)	[3]
Earnings from unconsolidated affiliates									22.7	[1]	23.8	[2]	18.5	[3]
Income (loss) before income taxes									140.1	[1]	101.9	[2]	15.4	[3]
Income tax expense									(0.5)	[1],[4]	(1.5)	[2],[4]	(1.0)	[3],[4]
Net income	10.6	68.1	57.4	3.5	17.0	15.9	22.0	45.5	139.6	[1]	100.4	[2]	14.4	[3]
Net income attributable to noncontrolling interests	6.0	(0.4)	9.7	3.5	4.8	3.3	1.0	0.1	18.8	[1]	9.2	[2]	8.3	[3]
Net income (loss) attributable to partners	4.6	68.5	47.7		12.2	12.6	21.0	45.4	120.8	[1]	91.2	[2]	6.1	[3]
DCP Midstream Partners, LP [Member]
Earnings (losses) from consolidated subsidiaries									120.8	[1]	91.2	[2]	6.1	[3]
Income (loss) before income taxes									120.8	[1]	91.2	[2]	6.1	[3]
Net income									120.8	[1]	91.2	[2]	6.1	[3]
Net income (loss) attributable to partners									120.8	[1]	91.2	[2]	6.1	[3]
Subsidiary Issuer [Member]
General and administrative expense											0.2	[2]	0.1	[3]
Total operating costs and expenses											0.2	[2]	0.1	[3]
Operating (loss) income											(0.2)	[2]	(0.1)	[3]
Interest expense, net									(33.5)	[1]	(28.8)	[2]	(27.8)	[3]
Earnings (losses) from consolidated subsidiaries									154.3	[1]	120.2	[2]	34.0	[3]
Income (loss) before income taxes									120.8	[1]	91.2	[2]	6.1	[3]
Net income									120.8	[1]	91.2	[2]	6.1	[3]
Net income (loss) attributable to partners									120.8	[1]	91.2	[2]	6.1	[3]
Non-Guarantor Subsidiaries [Member]
Sales of natural gas, propane, NGLs and condensate									2,178.5	[1]	1,975.1	[2]	1,429.3	[3]
Transportation, processing and other									172.2	[1]	130.3	[2]	104.9	[3]
(Losses) gains from commodity derivative activity, net									7.7	[1]	3.0	[2]	(56.3)	[3]
Total operating revenues									2,358.4	[1]	2,108.4	[2]	1,477.9	[3]
Purchases of natural gas, propane and NGLs									1,933.0	[1]	1,783.1	[2]	1,248.3	[3]
Operating and maintenance expense									125.7	[1]	98.3	[2]	84.2	[3]
Depreciation and amortization expense									100.6	[1]	88.1	[2]	76.9	[3]
General and administrative expense									48.3	[1]	45.6	[2]	43.0	[3]
Step acquisition - equity interest re-measurement gain											(9.1)	[2]
Other, net									(0.5)	[1]	(5.0)	[2]
Total operating costs and expenses									2,207.1	[1]	2,001.0	[2]	1,452.9	[3]
Operating (loss) income									151.3	[1]	107.4	[2]	25.0	[3]
Interest expense, net									(0.4)	[1]	(0.3)	[2]	(0.2)	[3]
Earnings from unconsolidated affiliates									22.7	[1]	23.8	[2]	18.5	[3]
Income (loss) before income taxes									173.6	[1]	130.9	[2]	43.3	[3]
Income tax expense									(0.5)	[1]	(1.5)	[2]	(1.0)	[3]
Net income									173.1	[1]	129.4	[2]	42.3	[3]
Net income attributable to noncontrolling interests									18.8	[1]	9.2	[2]	8.3	[3]
Net income (loss) attributable to partners									154.3	[1]	120.2	[2]	34.0	[3]
Consolidating Adjustments [Member]
Earnings (losses) from consolidated subsidiaries									(275.1)	[1]	(211.4)	[2]	(40.1)	[3]
Income (loss) before income taxes									(275.1)	[1]	(211.4)	[2]	(40.1)	[3]
Net income									(275.1)	[1]	(211.4)	[2]	(40.1)	[3]
Net income (loss) attributable to partners									$ (275.1)	[1]	$ (211.4)	[2]	$ (40.1)	[3]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Income tax expense relates primarily to the Texas margin tax and the Michigan business tax.